Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.6%

	Advertising — 0.1%
62,360	Interpublic Group of Cos., Inc. (The)	1,440,516

	Aerospace & Defense — 1.1%
47,900	Arconic, Inc.	1,473,883
26,773	HEICO Corp.	3,056,138
25,289	Kaman Corp.	1,667,051
34,100	Spirit AeroSystems Holdings, Inc. Class A	2,485,208
20,715	Teledyne Technologies, Inc.*	7,178,576

		15,860,856

	Agriculture — 0.1%
27,300	Universal Corp.	1,557,738

	Airlines — 0.6%
22,100	Alaska Air Group, Inc.	1,497,275
6,900	Allegiant Travel Co. Class A	1,200,876
59,200	Hawaiian Holdings, Inc.	1,733,968
143,500	JetBlue Airways Corp.*	2,686,320
32,100	SkyWest, Inc.	2,074,623

		9,193,062

	Apparel — 1.0%
22,200	Capri Holdings, Ltd.*	846,930
91,853	Carter's, Inc.	10,043,207
27,987	Columbia Sportswear Co.‡	2,804,018
14,000	PVH Corp.	1,472,100

		15,166,255

	Auto Manufacturers — 0.2%
39,400	Navistar International Corp.*	1,140,236
131,500	Wabash National Corp.	1,931,735

		3,071,971

	Auto Parts & Equipment — 1.4%
51,600	Allison Transmission Holdings, Inc.	2,493,312
83,200	American Axle & Manufacturing Holdings, Inc.*	895,232
42,700	BorgWarner, Inc.	1,852,326
8,800	Cooper-Standard Holdings, Inc.*	291,808
46,133	Dorman Products, Inc.*	3,493,191
61,600	Goodyear Tire & Rubber Co. (The)	958,188
6,800	Lear Corp.‡	932,960
218,413	Meritor, Inc.*	5,720,236
42,600	Methode Electronics, Inc.	1,676,310
58,700	Miller Industries, Inc.	2,179,531
27,700	Tenneco, Inc. Class A	362,870

		20,855,964

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Banks — 6.3%
155,400	Associated Banc-Corp.	3,425,016
73,163	Atlantic Union Bankshares Corp.	2,747,271
58,900	Bank of NT Butterfield & Son, Ltd. (The)	2,180,478
91,500	BankUnited, Inc.	3,345,240
6,897	C&F Financial Corp.	381,611
112,500	Cadence BanCorp Class A	2,039,625
40,300	CIT Group, Inc.	1,838,889
29,100	Comerica, Inc.	2,087,925
61,240	East-West Bancorp, Inc.	2,982,388
35,500	Financial Institutions, Inc.	1,139,550
184,900	First Horizon National Corp.	3,061,944
48,600	Flagstar Bancorp, Inc.	1,858,950
202,600	FNB Corp.	2,573,020
61,840	Glacier Bancorp, Inc.	2,844,022
57,100	Great Western Bancorp, Inc.	1,983,654
62,100	Hancock Whitney Corp.	2,724,948
48,700	Hanmi Financial Corp.	973,756
165,700	Hope Bancorp, Inc.	2,462,302
96,500	Horizon Bancorp, Inc.	1,833,500
69,000	Independent Bank Corp.	1,562,850
60,000	International Bancshares Corp.	2,584,200
145,440	KeyCorp	2,943,706
63,504	Pinnacle Financial Partners, Inc.	4,064,256
25,500	Popular, Inc.	1,498,125
18,000	Preferred Bank/Los Angeles CA	1,081,620
154,500	Regions Financial Corp.	2,651,220
65,700	Sandy Spring Bancorp, Inc.	2,488,716
30,373	Signature Bank/New York NY	4,149,255
129,109	TCF Financial Corp.	6,042,301
29,700	Walker & Dunlop, Inc.	1,920,996
116,717	Webster Financial Corp.	6,228,019
153,746	Western Alliance Bancorp	8,763,522
75,000	Zions Bancorp NA	3,894,000

		92,356,875

	Biotechnology — 2.3%
73,160	Acceleron Pharma, Inc.* ‡	3,878,943
30,430	Alnylam Pharmaceuticals, Inc.*	3,504,623
12,611	Argenx SE, ADR* ‡	2,024,318
32,986	Bio-Rad Laboratories, Inc. Class A*	12,205,810
69,809	Blueprint Medicines Corp.*	5,592,399
77,757	Immunomedics, Inc.* ‡	1,645,338
94,500	Innoviva, Inc.*	1,338,120
98,254	Rocket Pharmaceuticals, Inc.* ‡	2,236,261
29,810	Sage Therapeutics, Inc.* ‡	2,151,984

		34,577,796

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Building Materials — 1.2%
42,100	Apogee Enterprises, Inc.	1,368,250
23,027	Armstrong World Industries, Inc.	2,163,847
61,300	Builders FirstSource, Inc.*	1,557,633
31,301	Eagle Materials, Inc.	2,837,749
46,106	Gibraltar Industries, Inc.*	2,325,587
26,500	Owens Corning	1,725,680
60,130	Trex Co., Inc.*	5,404,484

		17,383,230

	Chemicals — 2.1%
41,000	Cabot Corp.	1,948,320
13,100	Celanese Corp. Class A	1,612,872
70,200	Chemours Co. (The)‡	1,269,918
26,400	Eastman Chemical Co.	2,092,464
30,002	FMC Corp.	2,994,800
113,700	Huntsman Corp.	2,746,992
39,900	Koppers Holdings, Inc.*	1,524,978
158,560	Orion Engineered Carbons SA	3,060,208
23,035	Quaker Chemical Corp.‡	3,789,718
81,341	RPM International, Inc.	6,243,735
56,540	W.R. Grace & Co.	3,949,319

		31,233,324

	Coal — 0.0%
8,600	Arch Coal, Inc. Class A‡	616,964

	Commercial Services — 6.4%
138,752	Booz Allen Hamilton Holding Corp. Class A	9,869,430
20,299	Bright Horizons Family Solutions, Inc.*	3,050,737
5,252	CoStar Group, Inc.*	3,142,272
89,491	Evo Payments, Inc. Class A*	2,363,457
33,889	Gartner, Inc.*	5,222,295
25,019	Grand Canyon Education, Inc.*	2,396,570
137,453	Harsco Corp.*	3,162,794
162,146	Laureate Education, Inc. Class A*	2,855,391
33,100	ManpowerGroup, Inc.	3,214,010
25,619	MarketAxess Holdings, Inc.	9,712,419
17,556	Morningstar, Inc.	2,656,398
170,038	Nielsen Holdings Plc	3,451,771
33,359	Paylocity Holding Corp.*	4,030,434
54,850	Resources Connection, Inc.	895,701
165,210	Ritchie Bros Auctioneers, Inc.	7,095,769
263,330	Sabre Corp.	5,909,125
87,157	TransUnion	7,461,511
40,373	TriNet Group, Inc.*	2,285,516
58,000	TrueBlue, Inc.*	1,395,480
12,300	United Rentals, Inc.*	2,051,271
69,953	Viad Corp.	4,721,828

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued
34,953	WEX, Inc.*	7,321,255

		94,265,434

	Computers — 3.3%
18,000	Amdocs, Ltd.	1,299,420
250,780	Conduent, Inc.*	1,554,836
50,427	Cubic Corp.	3,205,644
22,507	DXC Technology Co.	846,038
38,045	EPAM Systems, Inc.*	8,071,627
54,330	Fortinet, Inc.*	5,800,271
29,400	Insight Enterprises, Inc.*	2,066,526
61,430	Lumentum Holdings, Inc.*	4,871,399
272,253	NCR Corp.* ‡	9,572,415
67,879	Rapid7, Inc.*	3,802,582
42,200	Seagate Technology Plc	2,510,900
65,230	WNS Holdings, Ltd., ADR*	4,314,965

		47,916,623

	Distribution & Wholesale — 1.6%
47,030	Core-Mark Holding Co., Inc.	1,278,746
187,380	LKQ Corp.*	6,689,466
30,739	Pool Corp.	6,528,349
152,173	Resideo Technologies, Inc.*	1,815,424
25,400	ScanSource, Inc.*	938,530
42,082	SiteOne Landscape Supply, Inc.* ‡	3,814,733
53,100	Triton International, Ltd.	2,134,620

		23,199,868

	Diversified Financial Services — 1.6%
13,795	Alliance Data Systems Corp.	1,547,799
78,600	Ally Financial, Inc.	2,402,016
103,676	Ares Management Corp. Class A	3,700,196
42,281	Artisan Partners Asset Management, Inc. Class A	1,366,522
39,100	Deluxe Corp.	1,951,872
21,700	Federal Agricultural Mortgage Corp. Class C	1,811,950
23,000	Lazard, Ltd. Class A	919,080
39,200	Legg Mason, Inc.	1,407,672
50,030	LPL Financial Holdings, Inc.	4,615,268
139,500	Navient Corp.	1,908,360
73,600	Western Union Co. (The)‡	1,971,008

		23,601,743

	Electric — 0.6%
37,100	AES Corp.	738,290
70,904	OGE Energy Corp.	3,153,101
60,661	Portland General Electric Co.	3,384,277
98,100	Vistra Energy Corp.	2,255,319

		9,530,987

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Electrical Components & Equipment — 0.4%
16,117	Acuity Brands, Inc.	2,224,146
32,685	Generac Holdings, Inc.*	3,287,784

		5,511,930

	Electronics — 2.8%
38,800	Advanced Energy Industries, Inc.*	2,762,560
15,200	Arrow Electronics, Inc.*	1,288,048
73,803	Atkore International Group, Inc.*	2,986,069
19,600	Avnet, Inc.	831,824
41,200	Benchmark Electronics, Inc.	1,415,632
52,804	FLIR Systems, Inc.	2,749,504
82,100	Jabil, Inc.	3,393,193
5,623	Mettler-Toledo International, Inc.*	4,460,614
108,193	nVent Electric Plc	2,767,577
43,100	Sanmina Corp.*	1,475,744
32,100	SMART Global Holdings, Inc.*	1,217,874
13,206	SYNNEX Corp.	1,700,933
69,822	Trimble, Inc.*	2,910,879
107,400	TTM Technologies, Inc.*	1,616,370
117,800	Vishay Intertechnology, Inc.	2,507,962
61,116	Woodward, Inc.	7,238,579

		41,323,362

	Engineering & Construction — 1.2%
31,415	Arcosa, Inc.	1,399,538
64,558	Comfort Systems USA, Inc.	3,218,216
89,016	Exponent, Inc.	6,142,994
60,133	KBR, Inc.	1,834,057
47,950	TopBuild Corp.*	4,942,686

		17,537,491

	Entertainment — 1.7%
59,635	Cinemark Holdings, Inc.‡	2,018,645
86,780	Eldorado Resorts, Inc.* ‡	5,175,559
52,759	Live Nation Entertainment, Inc.*	3,770,686
13,828	Madison Square Garden Co. (The) Class A*	4,068,059
71,551	Six Flags Entertainment Corp.	3,227,666
26,598	Vail Resorts, Inc.	6,378,998

		24,639,613

	Food — 2.0%
532,000	Hostess Brands, Inc. Class A*	7,735,280
84,981	Ingles Markets, Inc. Class A	4,037,447
40,100	Ingredion, Inc.	3,727,295
17,200	JM Smucker Co. (The)	1,791,036
127,932	Nomad Foods, Ltd.*	2,861,839
115,540	Performance Food Group Co.*	5,947,999
38,900	Pilgrim's Pride Corp.*	1,272,614

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Food — continued
62,500	SpartanNash Co.	890,000
15,100	Weis Markets, Inc.	611,399

		28,874,909

	Forest Products & Paper — 0.1%
53,500	Schweitzer-Mauduit International, Inc.	2,246,465

	Gas — 0.1%
48,700	National Fuel Gas Co.	2,266,498

	Hand & Machine Tools — 0.8%
95,310	Colfax Corp.* ‡	3,467,378
45,670	Lincoln Electric Holdings, Inc.	4,417,659
24,900	Regal Beloit Corp.	2,131,689
7,100	Snap-on, Inc.	1,202,740

		11,219,466

	Health Care - Products — 2.7%
41,317	Globus Medical, Inc. Class A*	2,432,745
39,850	Haemonetics Corp.*	4,578,765
17,815	ICU Medical, Inc.*	3,333,543
36,315	Insulet Corp.*	6,217,128
63,100	Lantheus Holdings, Inc.*	1,294,181
10,520	Penumbra, Inc.* ‡	1,728,120
15,820	Repligen Corp.*	1,463,350
61,668	STERIS Plc	9,399,437
60,355	West Pharmaceutical Services, Inc.	9,073,167

		39,520,436

	Health Care - Services — 3.0%
74,512	Acadia Healthcare Co., Inc.* ‡	2,475,289
193,464	Catalent, Inc.*	10,892,023
41,842	Charles River Laboratories International, Inc.*	6,391,784
5,979	Chemed Corp.	2,626,335
30,100	DaVita, Inc.*	2,258,403
22,142	ICON Plc, ADR*	3,813,517
25,964	LHC Group, Inc.*	3,576,801
45,600	MEDNAX, Inc.*	1,267,224
5,500	Molina Healthcare, Inc.*	746,295
54,350	Quest Diagnostics, Inc.	5,804,036
64,300	Select Medical Holdings Corp.*	1,500,762
10,220	Universal Health Services, Inc. Class B	1,466,161
5,957	WellCare Health Plans, Inc.*	1,967,061

		44,785,691

	Home Builders — 1.3%
22,010	Cavco Industries, Inc.*	4,300,314
72,390	KB Home	2,480,805

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Home Builders — continued
53,136	MDC Holdings, Inc.	2,027,670
53,000	PulteGroup, Inc.	2,056,400
26,400	Thor Industries, Inc.‡	1,961,256
62,100	Toll Brothers, Inc.	2,453,571
90,500	TRI Pointe Group, Inc.*	1,409,990
36,300	Winnebago Industries, Inc.	1,923,174

		18,613,180

	Home Furnishings — 0.3%
41,100	Ethan Allen Interiors, Inc.	783,366
23,200	Whirlpool Corp.	3,422,696

		4,206,062

	Household Products & Wares — 0.1%
144,100	ACCO Brands Corp.	1,348,776
30,700	Central Garden & Pet Co. Class A*	901,352

		2,250,128

	Housewares — 0.4%
70,270	Toro Co. (The)	5,598,411

	Insurance — 4.1%
65,045	Arthur J. Gallagher & Co.	6,194,235
65,500	Assured Guaranty, Ltd.	3,210,810
54,635	Axis Capital Holdings, Ltd.	3,247,504
162,900	CNO Financial Group, Inc.	2,953,377
138,312	Essent Group, Ltd.	7,190,841
12,400	Everest Re Group, Ltd.	3,432,816
309,540	FGL Holdings‡	3,296,601
214,880	Genworth Financial, Inc. Class A*	945,472
32,800	Heritage Insurance Holdings, Inc.	434,600
34,752	James River Group Holdings, Ltd.	1,432,130
32,730	Kemper Corp.	2,536,575
20,568	Kinsale Capital Group, Inc.	2,090,943
42,000	Lincoln National Corp.	2,478,420
141,500	MGIC Investment Corp.	2,005,055
76,700	Radian Group, Inc.	1,929,772
17,800	Reinsurance Group of America, Inc. Class A	2,902,468
16,657	RLI Corp.	1,499,463
53,800	Universal Insurance Holdings, Inc.	1,505,862
86,900	Unum Group	2,534,004
43,500	Voya Financial, Inc.	2,652,630
4,827	White Mountains Insurance Group, Ltd.	5,384,567

		59,858,145

	Internet — 1.6%
207,660	8x8, Inc.*	3,800,178
21,022	Cars.com, Inc.*	256,889

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Internet — continued
45,948	Cogent Communications Holdings, Inc.	3,023,838
75,956	Expedia Group, Inc.	8,213,882
5,000	F5 Networks, Inc.*	698,250
274,600	Meet Group (The), Inc.*	1,375,746
24,300	Q2 Holdings, Inc.* ‡	1,970,244
78,299	TripAdvisor, Inc.	2,378,723
65,095	Yelp, Inc. Class A*	2,267,259

		23,985,009

	Investment Companies — 0.7%
95,000	Ares Capital Corp.	1,771,750
293,800	BlackRock Capital Investment Corp.	1,458,717
59,200	New Mountain Finance Corp.	813,408
771,098	Oaktree Specialty Lending Corp.	4,210,195
165,100	Prospect Capital Corp.‡	1,063,244
157,256	THL Credit, Inc.	992,285

		10,309,599

	Iron & Steel — 0.4%
72,124	Allegheny Technologies, Inc.*	1,490,082
129,400	Cleveland-Cliffs, Inc.‡	1,086,960
17,400	Reliance Steel & Aluminum Co.	2,083,824
26,500	Steel Dynamics, Inc.	902,060

		5,562,926

	Leisure Time — 0.9%
37,000	Brunswick Corp.	2,219,260
40,700	Harley-Davidson, Inc.‡	1,513,633
16,828	Johnson Outdoors, Inc. Class A	1,290,708
22,800	Norwegian Cruise Line Holdings, Ltd.*	1,331,748
40,171	Planet Fitness, Inc. Class A*	2,999,970
37,388	Polaris, Inc.	3,802,360

		13,157,679

	Lodging — 0.5%
339,730	Extended Stay America, Inc.	5,048,388
41,200	Wyndham Destinations, Inc.	2,129,628

		7,178,016

	Machinery - Construction & Mining — 0.5%
94,720	Argan, Inc.	3,802,061
31,000	Oshkosh Corp.	2,934,150

		6,736,211

	Machinery - Diversified — 2.8%
22,900	AGCO Corp.	1,769,025
33,809	Albany International Corp. Class A	2,566,779
53,600	Briggs & Stratton Corp.‡	356,976

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — continued
61,010	Cactus, Inc. Class A	2,093,863
87,117	Cognex Corp.	4,882,037
83,040	Flowserve Corp.	4,132,901
231,793	Gardner Denver Holdings, Inc.* ‡	8,502,167
60,093	Graco, Inc.	3,124,836
223,817	GrafTech International, Ltd.‡	2,600,754
24,170	Middleby Corp. (The)*	2,647,098
27,634	Nordson Corp.	4,499,921
42,903	Westinghouse Air Brake Technologies Corp.‡	3,337,853

		40,514,210

	Media — 2.3%
65,100	AMC Networks, Inc. Class A* ‡	2,571,450
214,187	Discovery, Inc. Class C*	6,530,562
214,200	Entercom Communications Corp. Class A‡	993,888
52,139	Liberty Broadband Corp. Class C*	6,556,479
114,050	Liberty Latin America, Ltd. Class A*	2,201,165
204,396	Liberty Latin America, Ltd. Class C*	3,977,546
171,870	MSG Networks, Inc. Class A* ‡	2,990,538
31,963	Nexstar Media Group, Inc. Class A	3,747,662
104,600	TEGNA, Inc.	1,745,774
28,420	World Wrestling Entertainment, Inc. Class A‡	1,843,605

		33,158,669

	Metal Fabricate & Hardware — 0.6%
45,499	Helios Technologies, Inc.	2,103,419
31,916	RBC Bearings, Inc.*	5,053,579
37,300	Timken Co. (The)	2,100,363

		9,257,361

	Miscellaneous - Manufacturing — 1.2%
20,363	AptarGroup, Inc.	2,354,370
28,863	ESCO Technologies, Inc.	2,669,828
100,214	Hexcel Corp.	7,346,688
41,800	Textron, Inc.	1,864,280
74,600	Trinity Industries, Inc.	1,652,390
35,700	Trinseo SA	1,328,397

		17,215,953

	Multi-National — 0.0%
33,800	Banco Latinoamericano de Comercio Exterior SA Class E	722,644

	Office & Business Equipment — 0.7%
127,400	Pitney Bowes, Inc.‡	513,422
55,500	Xerox Holdings Corp.*	2,046,285
28,326	Zebra Technologies Corp. Class A*	7,235,593

		9,795,300

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Office Furnishings — 0.2%
47,600	Herman Miller, Inc.	1,982,540
51,000	Knoll, Inc.	1,288,260

		3,270,800

	Oil & Gas — 2.5%
223,417	Callon Petroleum Co.* ‡	1,079,104
144,100	CNX Resources Corp.*	1,275,285
70,400	Delek US Holdings, Inc.	2,360,512
62,522	Diamondback Energy, Inc.	5,805,793
117,600	Gulfport Energy Corp.* ‡	357,504
64,300	HollyFrontier Corp.	3,260,653
37,300	Laredo Petroleum, Inc.*	107,051
131,573	Matador Resources Co.* ‡	2,364,367
20,976	Murphy USA, Inc.*	2,454,192
189,657	Parsley Energy, Inc. Class A	3,586,414
265,720	PBF Energy, Inc. Class A	8,335,636
179,413	QEP Resources, Inc.	807,358
190,000	Southwestern Energy Co.* ‡	459,800
134,000	SRC Energy, Inc.*	552,080
165,366	W&T Offshore, Inc.*	919,435
179,640	WPX Energy, Inc.*	2,468,254

		36,193,438

	Oil & Gas Services — 0.1%
19,410	Dril-Quip, Inc.* ‡	910,523
68,800	McDermott International, Inc.* ‡	46,550

		957,073

	Packaging & Containers — 1.0%
58,980	Berry Global Group, Inc.*	2,800,960
75,300	Greif, Inc. Class A	3,328,260
33,000	Matthews International Corp. Class A	1,259,610
74,600	O-I Glass, Inc.	889,978
16,400	Packaging Corp. of America	1,836,636
56,700	Silgan Holdings, Inc.	1,762,236
60,100	Westrock Co.	2,578,891

		14,456,571

	Pharmaceuticals — 3.3%
18,410	Ascendis Pharma AS, ADR*	2,561,199
31,400	DexCom, Inc.*	6,868,436
71,597	Horizon Therapeutics Plc*	2,591,811
48,732	Jazz Pharmaceuticals Plc*	7,274,713
50,275	Lannett Co., Inc.* ‡	443,426
36,800	Mallinckrodt Plc* ‡	128,432
61,968	Neurocrine Biosciences, Inc.*	6,660,940
53,800	Owens & Minor, Inc.	278,146
26,885	PRA Health Sciences, Inc.*	2,988,268

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued
266,935	Premier, Inc. Class A*	10,111,498
42,400	Prestige Consumer Healthcare, Inc.*	1,717,200
7,480	Reata Pharmaceuticals, Inc. Class A*	1,529,136
39,935	Sarepta Therapeutics, Inc.* ‡	5,153,213

		48,306,418

	Private Equity — 0.2%
66,020	Apollo Global Management, Inc. Class A* ‡	3,149,814

	Real Estate — 0.2%
139,600	Diversified Healthcare Trust	1,178,224
103,317	Newmark Group, Inc. Class A	1,390,130

		2,568,354

	REITS — 6.0%
96,608	American Campus Communities, Inc. REIT	4,543,474
253,100	Annaly Capital Management, Inc. REIT	2,384,202
129,000	Braemar Hotels & Resorts, Inc. REIT	1,151,970
165,100	Brandywine Realty Trust REIT	2,600,325
332,620	Brixmor Property Group, Inc. REIT	7,187,918
163,500	Cedar Realty Trust, Inc. REIT	482,325
99,300	Chimera Investment Corp. REIT‡	2,041,608
201,900	City Office, Inc. REIT	2,729,688
43,300	CoreCivic, Inc. REIT	752,554
25,198	CoreSite Realty Corp. REIT	2,825,200
43,613	CyrusOne, Inc. REIT	2,853,599
155,500	DiamondRock Hospitality Co. REIT	1,722,940
183,885	Easterly Government Properties, Inc. REIT	4,363,591
155,600	Franklin Street Properties Corp. REIT	1,331,936
51,200	Gaming and Leisure Properties, Inc. REIT	2,204,160
78,500	Global Net Lease, Inc. REIT	1,591,980
59,200	Industrial Logistics Properties Trust REIT	1,327,264
101,700	Invesco Mortgage Capital, Inc. REIT	1,693,305
154,400	Lexington Realty Trust REIT Class B	1,639,728
21,500	Medical Properties Trust, Inc. REIT	453,865
262,500	MFA Financial, Inc. REIT	2,008,125
15,478	Mid-America Apartment Communities, Inc. REIT	2,040,929
55,083	Office Properties Income Trust REIT	1,770,368
59,000	Omega Healthcare Investors, Inc. REIT	2,498,650
119,200	Outfront Media, Inc. REIT	3,196,944
60,200	PennyMac Mortgage Investment Trust REIT	1,341,858
164,456	Physicians Realty Trust REIT	3,114,797
124,000	Piedmont Office Realty Trust, Inc. REIT Class A	2,757,760
75,567	Preferred Apartment Communities, Inc. REIT Class A‡	1,006,552
83,500	Retail Properties of America, Inc. REIT Class A	1,118,900
6,248	Retail Value, Inc. REIT	229,926
69,400	RLJ Lodging Trust REIT	1,229,768
52,300	Sabra Healthcare, Inc. REIT	1,116,082
59,600	Service Properties Trust REIT	1,450,068

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	REITS — continued
81,300	SITE Centers Corp. REIT	1,139,826
406,559	Summit Hotel Properties, Inc. REIT‡	5,016,938
35,538	Sun Communities, Inc. REIT	5,334,254
48,600	Tanger Factory Outlet Centers REIT‡	715,878
408,300	VEREIT, Inc. REIT	3,772,692
85,000	Xenia Hotels & Resorts, Inc. REIT	1,836,850

		88,578,797

	Retail — 6.6%
5,784	Advance Auto Parts, Inc.	926,366
77,200	American Eagle Outfitters, Inc.	1,134,840
68,642	BJ's Restaurants, Inc.	2,605,650
341,771	BJ's Wholesale Club Holdings, Inc.* ‡	7,771,873
19,400	Brinker International, Inc.‡	814,800
59,400	Buckle, Inc. (The)‡	1,606,176
38,988	Burlington Stores, Inc.*	8,890,434
260,026	Cannae Holdings, Inc.*	9,670,367
17,197	Casey's General Stores, Inc.	2,734,151
52,700	Dick's Sporting Goods, Inc.‡	2,608,123
16,800	Dillard's, Inc. Class A‡	1,234,464
100,316	Five Below, Inc.*	12,826,404
39,400	Foot Locker, Inc.	1,536,206
61,279	Freshpet, Inc.*	3,620,976
34,800	Genesco, Inc.*	1,667,616
41,900	GMS, Inc.*	1,134,652
15,100	Group 1 Automotive, Inc.	1,510,000
41,200	Haverty Furniture Cos., Inc.	830,592
44,700	Hibbett Sports, Inc.*	1,253,388
28,200	Kohl's Corp.	1,436,790
26,200	La-Z-Boy, Inc.	824,776
24,261	Lithia Motors, Inc. Class A	3,566,367
35,990	MSC Industrial Direct Co., Inc. Class A	2,824,135
492,200	Office Depot, Inc.	1,348,628
59,072	Papa John's International, Inc.‡	3,730,397
6,900	RH Co.* ‡	1,473,150
84,700	Sally Beauty Holdings, Inc.* ‡	1,545,775
13,000	Signet Jewelers, Ltd.‡	282,620
35,900	Sonic Automotive, Inc. Class A‡	1,112,900
104,048	Texas Roadhouse, Inc. Class A‡	5,859,983
120,086	Wendy's Co. (The)	2,667,110
23,900	Williams-Sonoma, Inc.‡	1,755,216
83,560	World Fuel Services Corp.	3,628,175

		96,433,100

	Savings & Loans — 0.1%
33,800	Berkshire Hills Bancorp, Inc.	1,111,344

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — 2.5%
53,200	Diodes, Inc.*	2,998,884
68,770	Entegris, Inc.	3,444,689
51,464	MKS Instruments, Inc.	5,661,555
16,769	Monolithic Power Systems, Inc.	2,985,217
361,690	ON Semiconductor Corp.*	8,818,002
22,002	Power Integrations, Inc.	2,176,218
45,813	Semtech Corp.*	2,423,508
57,726	Silicon Laboratories, Inc.*	6,695,062
13,300	Teradyne, Inc.	906,927

		36,110,062

	Shipbuilding — 0.2%
10,900	Huntington Ingalls Industries, Inc.	2,734,592

	Software — 5.7%
293,300	Avaya Holdings Corp.* ‡	3,959,550
136,190	Black Knight, Inc.*	8,781,531
24,660	Broadridge Financial Solutions, Inc.	3,046,496
78,080	CDK Global, Inc.	4,269,414
66,970	Ceridian HCM Holding, Inc.* ‡	4,545,924
43,800	CSG Systems International, Inc.	2,267,964
46,323	Envestnet, Inc.*	3,225,470
13,095	Fair Isaac Corp.*	4,906,435
24,727	Five9, Inc.*	1,621,597
74,303	Guidewire Software, Inc.* ‡	8,156,240
50,165	HubSpot, Inc.*	7,951,152
34,911	j2 Global, Inc.‡	3,271,510
44,015	LivePerson, Inc.* ‡	1,628,555
25,177	Pegasystems, Inc.	2,005,348
89,310	RealPage, Inc.*	4,800,413
35,385	Splunk, Inc.*	5,299,611
72,525	SS&C Technologies Holdings, Inc.	4,453,035
25,460	Twilio, Inc. Class A* ‡	2,502,209
19,528	Tyler Technologies, Inc.*	5,858,791
104,410	Verra Mobility Corp. Class A* ‡	1,460,696

		84,011,941

	Telecommunications — 1.2%
126,450	Ciena Corp.*	5,398,150
115,168	GCI Liberty, Inc. Class A*	8,159,653
54,600	Juniper Networks, Inc.	1,344,798
9,394	LogMeIn, Inc.	805,442
9,700	Preformed Line Products Co.	585,395
236,830	Vonage Holdings Corp.*	1,754,910

		18,048,348

	Textiles — 0.2%
16,531	UniFirst Corp.	3,338,931

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares		Description	Value ($)

		Transportation — 1.5%
253,690		Air Transport Services Group, Inc.*	5,951,567
31,300		Atlas Air Worldwide Holdings, Inc.*	862,941
8,217		Forward Air Corp.	574,779
45,575		J.B. Hunt Transport Services, Inc.	5,322,249
13,859		Kansas City Southern	2,122,644
14,170		Old Dominion Freight Line, Inc.	2,689,183
18,900		Ryder System, Inc.	1,026,459
102,615		Schneider National, Inc. Class B	2,239,059
94,000		Universal Logistics Holdings, Inc.	1,782,240

			22,571,121

		TOTAL COMMON STOCKS (COST $1,256,545,680)	1,389,715,274

		INVESTMENT COMPANIES — 0.6%
19,800		iShares Russell 2000 ETF Index Fund	3,280,266
35,600		Vanguard Mid-Cap ETF	6,343,208

		TOTAL INVESTMENT COMPANIES (COST $9,340,530)	9,623,474

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.6%

		Mutual Fund - Securities Lending Collateral — 0.5%
6,697,222		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.53%## **	6,697,222

		U.S. Government and Agency Obligations — 0.1%
1,600,000		United States Treasury Bill, 1.48%, due 03/05/20*** ‡‡	1,595,807

		TOTAL SHORT-TERM INVESTMENTS (COST $8,292,016)	8,293,029

		TOTAL INVESTMENTS — 95.8% (Cost $1,274,178,226)	1,407,631,777

		Other Assets and Liabilities (net) — 4.2%	61,771,206

		NET ASSETS — 100.0%	$1,469,402,983

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of December 31, 2019.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is pledged for open futures collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
258	Russell 2000 E-mini Index	Mar 2020	$21,550,740	$215,434
130	S&P Mid 400 E-mini Index	Mar 2020	26,842,400	277,395

				$492,829

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.6
Investment Companies	0.6
Futures Contracts	0.0	*
Short-Term Investments	0.6
Other Assets and Liabilities (net)	4.2

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.